Annual Total Returns - FidelityGovernmentMoneyMarketFund-ClassSPRO - FidelityGovernmentMoneyMarketFund-ClassSPRO - Fidelity Government Money Market Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Dec. 02, 2021
Fidelity Government Money Market Fund - Class S
Bar Chart Table:
Annual Return 2022	1.31%
Annual Return 2023	4.78%